Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 27, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	1,000,000	3,120,000
Preferred stock, issued (in shares)	0	1,676,165
Preferred stock, outstanding (in shares)	0	1,676,165
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	100,000,000	100,000,000	256,880,000
Common stock, issued (in shares)	8,476,202	3,678,550	265,485
Common stock, outstanding (in shares)	8,476,202	3,678,550		112,903